Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Numerator: Net Income minus Redeemable Net Earnings
Net Income (loss)	$ (3,543)	$ (40,521)	$ 8,318,874	$ (1,154,131)	$ 7,124,222